Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,060,488.72
Previously Paid Amount	0.00
Total Fee Amount	15,199.35
Total Offset Amount	0.00
Net Fee	$ 15,199.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A